Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Variable Interest Entity Consolidated Carrying Amount Assets	$ 42,956	$ 35,362
Variable Interest Entity Consolidated Carrying Amount Liabilities	83,869	77,647
Variable Interest Entity Consolidated Carrying Amount Assets And Liabilities Net	$ (40,913)	$ (42,285)